Document and Entity Information	Oct. 23, 2023
Prospectus:
Document Type	497
Document Period End Date	Oct. 23, 2023
Entity Registrant Name	BNY MELLON INVESTMENT FUNDS V, INC.
Entity Central Index Key	0000881773
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 23, 2023
Document Effective Date	Oct. 23, 2023
Prospectus Date	May 01, 2023
BNY Mellon Large Cap Equity Fund | Class A
Prospectus:
Trading Symbol	DLQAX
BNY Mellon Large Cap Equity Fund | Class C
Prospectus:
Trading Symbol	DEYCX
BNY Mellon Large Cap Equity Fund | Class I
Prospectus:
Trading Symbol	DLQIX
BNY Mellon Large Cap Equity Fund | Class Y
Prospectus:
Trading Symbol	DLACX